Condensed Statement of Cash Flows (unaudited) - USD ($)		9 Months Ended
	Jan. 08, 2021	Sep. 30, 2021
TPG Pace Solutions
Cash flows from operating activities:
Net loss attributable to ordinary shares	$ (8,770)	$ (2,247,630)
Change in operating assets and liabilities:
Prepaid expenses		(496,549)
Accrued expenses and formation costs		1,646,514
Net cash provided by operating activities		(1,097,665)
Cash from investing activities:
Proceeds deposited into Trust Account		(285,000,000)
Net cash used in investing activities		(285,000,000)
Cash flows from financing activities:
Proceeds from sale of Class F ordinary shares to Sponsor	25,000	25,000
Proceeds from sale of Units in initial public offering		285,000,000
Proceeds from sale of Private Placement Shares to Sponsor		7,700,000
Proceeds of notes payable from Sponsor		750,000
Payment of underwriters discounts		(5,700,000)
Payment of accrued offering costs		(300,697)
Repayment of notes payable to Sponsor		(750,000)
Net cash used in financing activities	25,000	286,724,303
Net change in cash	25,000	626,638
Cash at beginning of period	$ 0	0
Cash at end of period		626,638
Supplemental disclosure of non-cash financing activities:
Accrued offering costs		$ 467,568